Share Capital and Dividends - Summary of Issued Share Capital (Details) $ in Thousands		12 Months Ended			24 Months Ended
	Dec. 13, 2020 CAD ($)	Mar. 31, 2022 CAD ($) shares	Mar. 31, 2021 CAD ($) shares	Mar. 31, 2021 USD ($) shares	Dec. 13, 2022 USD ($)
Disclosure of classes of share capital [line items]
Balance (in shares) | shares		58,695,438	58,073,517	58,073,517
Balance (in shares) | shares		92,725,616	58,695,438	58,695,438
Issuance of Subordinate Voting Shares pursuant to vesting of share-based compensation granted on business acquisitions		$ 0	$ 0
Business acquisition		80,585,000
Exercise of stock options		299,000	300,000
Share capital		305,222,000	197,537,000
Share Capital
Disclosure of classes of share capital [line items]
Issuance of Subordinate Voting Shares pursuant to vesting of share-based compensation granted on business acquisitions		2,935,000	1,686,000
Business acquisition		$ 80,585,000
Alithya Travercent LLC
Disclosure of classes of share capital [line items]
Reduction in retained earnings			(72,000)
Contributed surplus			$ (1,204,000)
Subordinate Voting Shares
Disclosure of classes of share capital [line items]
Settlement of DSU (in shares) | shares		63,874	7,718	7,718
Issuance of Multiple Voting Shares and Subordinate Voting Shares from exercise of stock options		$ 299,000	$ 300,000
Subordinate Voting Shares | Share Capital
Disclosure of classes of share capital [line items]
Balance (in shares) | shares		51,373,822	50,904,533	50,904,533
Exercise of stock options (in shares) | shares		2,750	3,500	3,500
Settlement of DSU (in shares) | shares		63,874	7,718	7,718
Balance (in shares) | shares		85,554,000	51,373,822	51,373,822
Beginning balance		$ 193,552,000	$ 191,820,000
Issuance of Subordinate Voting Shares pursuant to vesting of share-based compensation granted on business acquisitions			1,686,000
Stock Issued During Period, Shares, Private Placement | shares		8,143,322
Stock Issued During Period, Value, Private Placement		$ 24,686,000
Stock Purchased For Cancellation, Value		$ (1,244,000)
Stock Purchased For Cancellation, Shares | shares		(349,400)
Issuance of Multiple Voting Shares and Subordinate Voting Shares from exercise of stock options		$ 10,000	14,000
Stock Converted During Period, Value		$ 182,000
Stock Converted During Period, Shares | shares		302,632
Settlement of DSUs		$ 195,000	32,000
Ending balance		$ 300,901,000	$ 193,552,000
Share-based compensation on shares vested during the period, issued on business acquisitions (in shares) | shares			458,071	458,071
Subordinate Voting Shares | Share Capital | Entity Controlled By Director
Disclosure of classes of share capital [line items]
Stock Issued During Period, Shares, Private Placement | shares		6,514,658
Subordinate Voting Shares | Share Capital | Investissement Quebec
Disclosure of classes of share capital [line items]
Stock Issued During Period, Shares, Private Placement | shares		1,628,664
Subordinate Voting Shares | Aggregated individually immaterial business combinations | Share Capital
Disclosure of classes of share capital [line items]
Issuance of Subordinate Voting Shares (in shares) | shares		834,324
Business acquisition		$ 2,935,000
Subordinate Voting Shares | Acquisition of outstanding shares of R3D consulting Inc. | Share Capital
Disclosure of classes of share capital [line items]
Issuance of Subordinate Voting Shares (in shares) | shares		25,182,676
Business acquisition		$ 80,585,000
Subordinate Voting Shares | Alithya Travercent LLC
Disclosure of classes of share capital [line items]
Issuance of Subordinate Voting Shares (in shares) | shares		376,250
Equity interest issued or issuable	$ 1,249,000		$ (1,276,000)	$ (975)	$ (975)
Multiple Voting Shares | Share Capital
Disclosure of classes of share capital [line items]
Balance (in shares) | shares		7,321,616	7,168,984	7,168,984
Exercise of stock options (in shares) | shares		152,632	152,632	152,632
Balance (in shares) | shares		7,171,616	7,321,616	7,321,616
Beginning balance		$ 3,985,000	$ 3,515,000
Issuance of Multiple Voting Shares and Subordinate Voting Shares from exercise of stock options		518,000	470,000
Stock Converted During Period, Value		$ 182,000
Stock Converted During Period, Shares | shares		302,632
Ending balance		$ 4,321,000	$ 3,985,000